Accounts Payable - Additional Information (Detail) - PHP (₱)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounts Payable [Line Items]
Non-cash transfers from trade payables to finance payables	₱ 0	₱ 0
Carrying amounts of liabilities	₱ 15,741,000,000	₱ 14,106,000,000